Acquisitions and License Agreements (Schedule of Pro Forma Information) (Details) (Questcor and Cadence Pharmaceuticals, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013
Questcor and Cadence Pharmaceuticals
Business Acquisition [Line Items]
Net sales, pro forma	$ 3,487.1	$ 3,015.5
Net income (loss), pro forma	$ (326.8)	$ (61.5)
Basic earnings (loss) per share, pro forma (in usd per share)	$ (2.84)	$ (0.54)
Diluted earnings (loss) per share, pro forma (in usd per share)	$ (2.84)	$ (0.54)